Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum rental commitments
Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2019	$155
2020	110
2021	76
2022	53
2023	41
2024 and beyond	135
Total minimum rental commitments	$570

Schedule of financing agreements
At December 31, 2018, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$6,704	$3,899	$2,805